TRADE AND OTHER RECEIVABLES - Pledge (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables.
TRADE AND OTHER RECEIVABLES
Assets pledged as collateral	Rp 3,131	Rp 2,137